Property and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2014	[1]	Dec. 31, 2013	[2]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		$ 701,083		$ 730,807
Accumulated depreciation, property and equipment, excluding assets subject to operating lease		(155,511)		(149,135)
Property and equipment excluding assets subject to operating lease		545,572		581,672
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	118,021		23,859
Accumulated depreciation, assets under operating leases	[3]	(19,019)		(4,290)
Assets under operating leases, net	[3]	99,002		19,569
Property and Equipment, Gross
Property and equipment, at cost		819,104	[4]	754,666	[5]
Accumulated depreciation		(174,530)	[4]	(153,425)	[5]
Property and equipment, net		644,574	[4]	601,241	[5]
Pipelines and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		227,780		259,825
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	45,695		6,442
Property and Equipment, Gross
Property and equipment, at cost		273,475		266,267
Terminals and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		432,047		343,094
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	72,326		17,417
Property and Equipment, Gross
Property and equipment, at cost		504,373		360,511
Other [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		9,439		9,049
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0		0
Property and Equipment, Gross
Property and equipment, at cost		9,439		9,049
Land [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		4,672		4,672
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0		0
Property and Equipment, Gross
Property and equipment, at cost		4,672		4,672
Construction-in-progress [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		27,145		114,167
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0		0
Property and Equipment, Gross
Property and equipment, at cost		$ 27,145		$ 114,167

[1]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
[3]	Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisition of the Texas Crude Systems Business were reflected as assets under operating leases on July 1, 2014.
[4]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[5]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.